Expense Example - Allspring Ultra Short-Term Income Fund	Aug. 31, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 251
Expense Example, with Redemption, 3 Years	380
Expense Example, with Redemption, 5 Years	541
Expense Example, with Redemption, 10 Years	1,007
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	228
Expense Example, with Redemption, 3 Years	419
Expense Example, with Redemption, 5 Years	752
Expense Example, with Redemption, 10 Years	1,692
Class A2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	152
Expense Example, with Redemption, 5 Years	293
Expense Example, with Redemption, 10 Years	703
Administrator Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	178
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	773
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	96
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	$ 447